Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Provision for income taxes
Valuation allowance			3,044,600
Net operating loss carryforwards			49,400,000
Federal and state tax credits	2,155,000		2,155,100
Operating loss carryforwards	13,000,000		15,387,300	$ 12,630,800
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	65,000,000		62,400,000
Operating loss carryforwards	52,000,000
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 36,900,000		36,100,000
2037 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			13,000,000
2044 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 36,100,000